Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Expenses
Consulting fees	$ 597,100	$ 231,148
Depreciation	275,163	213,412
Directors' fees, salaries and benefits	1,190,218	1,371,066
Exploration expenses	1,669,212	1,682,215
General and administrative	3,134,111	1,072,972
Professional fees	1,377,920	454,524
Expense from share-based payment transactions with employees and consultants	2,624,526	1,280,848
Share of loss on investment in joint venture	5,063	12,290
Total expenses, by nature	10,873,313	6,318,475
Operating loss	(10,873,313)	(6,318,475)
Other items
Interest income	73,646	155,298
Accretion of rehabilitation provisions	(13,190)	(19,863)
Financing costs	(2,807)
Write-off of exploration and evaluation assets	(10,091)
Gain on settlement of accounts payable		53,986
Gain on disposal of equipment	10,391	33,316
Net foreign exchange loss	(272,279)	(120,236)
Net loss for the year	(11,087,643)	(6,215,974)
Item that will not be subsequently reclassified to net income or loss:
Unrealized gain on short-term investments	50,000	35,000
Item that may be reclassified subsequently to net income or loss:
Foreign currency translation adjustments	(4,530,867)	(1,645,563)
Total comprehensive loss for the year	$ (15,568,510)	$ (7,826,537)
Net loss per share, basic and diluted (in CAD per share)	$ (0.08)	$ (0.05)
Weighted average number of shares outstanding, basic and diluted (in shares)	146,046,711	137,873,334